UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Treasury Shares [Member] USD ($) shares		Treasury Shares [Member] JPY (¥) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	USD ($)	JPY (¥)
Beginning balance, value at Feb. 28, 2025			¥ 480,000			¥ (489,121)			¥ 926,301		¥ 5,540,108		¥ 69,722		¥ 184,038		¥ 6,711,048
Beginning balance, shares at Feb. 28, 2025 | shares	[1]	58,054,490	58,054,490	2,337,700		2,337,700
Net income (loss)											702,933				5,867		708,800
Foreign currency translation adjustment													(7,387)		(1,621)		(9,008)
Reissuance of treasury shares						¥ 78,438			71,502								149,940
Reissuance of treasury shares, shares | shares	[1]			(425,124)		(425,124)
Adjustments to redeemable ordinary shares fair value measurement											(39,000)						(39,000)
Ending balance, value at Aug. 31, 2025			¥ 480,000			¥ (410,683)			997,803		6,204,041		62,335		188,284		7,521,780
Ending balance, shares at Aug. 31, 2025 | shares	[1]	58,054,490	58,054,490	1,912,576		1,912,576
Beginning balance, value at Feb. 28, 2026			¥ 480,000			¥ (410,683)			997,803		6,823,084		118,474		212,866		8,221,544
Beginning balance, shares at Feb. 28, 2026 | shares	[1]	58,054,490	58,054,490	1,912,576		1,912,576
Net income (loss)											619,984				(7,052)	$ 3,836	612,932
Foreign currency translation adjustment													8,604		2,928		11,532
Issuance of ordinary shares upon Initial public offering (“IPO”), net of issuance costs			¥ 3,720,000						61,042								3,781,042
[custom:IssuanceOfOrdinarySharesUponInitialPublicOfferingIpoNetOfIssuanceCostsShares] | shares	[1]	3,277,500	3,277,500
Offering cost incurred for IPO									(424,211)								(424,211)
Conversion of redeemable ordinary shares into permanent equity upon IPO						57,806			333,318								391,124
Acquisition of noncontrolling interests									(144,740)						(208,742)		(353,482)
Share-based compensation									292,284								292,284
Ending balance, value at Aug. 31, 2026			¥ 4,200,000			¥ (352,877)			¥ 1,115,496		¥ 7,443,068		¥ 127,078			78,458	¥ 12,532,765
Ending balance, shares at Aug. 31, 2026 | shares	[1]	61,331,990	61,331,990	1,912,576		1,912,576
Ending balance, shares at Aug. 31, 2026 | shares					[1]		[1]
Ending balance, value at Aug. 31, 2026 | $		$ 26,293		$ (2,209)				$ 6,983		$ 46,595		$ 796				$ 78,458

[1]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March 1, 2024, and reflect the share split from 1 to 241, which became effective on March 31, 2026.